INCOME TAXES - Additional information (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes
Statutory rate		21.00%	21.00%	35.00%
Non cash adjustments to deferred tax	$ 700
Unrecognized tax liability	$ 329	$ 460	$ 329	$ 198
Unrecognized tax liability, interest amount		$ 500